ING Series Fund, Inc.

ING Growth and Income Fund (“Fund”)

Supplement dated March 25, 2009

to the Fund’s Class A, Class B and Class C Prospectus and Class I Prospectus

dated September 30, 2008

and to the Fund’s Class O Prospectus,

dated February 4, 2009

1.     On March 19, 2009, the Board of Directors of ING Series Funds, Inc. approved a change to the Fund’s Principal Investment Strategies, effective March 25, 2009.

The Prospectuses are hereby revised as follows:

The second bullet in paragraph four under the section entitled “ING Growth and Income Fund - Principal Investment Strategies” on page 6 of the Class A, Class B and Class C Prospectus and the Class I Prospectus, and page 4 of the Class O Prospectus is hereby deleted in its entirety and replaced with the following:

•                  Looks to opportunistically invest the Fund’s assets in stocks of mid- and small-sized companies and up to 25% of its total assets in stock of foreign issuers, depending upon market conditions.

2.               Additionally, effective March 25, 2009, Pavel Vaynshtok was added as Portfolio Manager to the Fund and the Prospectuses are hereby revised as follows.

The section entitled “Management of the Fund — Adviser and Sub-Adviser — ING Growth and Income Fund” on page 32 of the Class A, Class B and Class C Prospectus, page 31 of the Class I Prospectus, and page 12 of the Class O Prospectus is hereby deleted in its entirety and replaced with the following:

The following individuals are jointly responsible for the day-to-day management of ING Growth and Income Fund.  Mr. Corapi has co-managed the Fund from 2006 to December 2007 when he began solely managing the Fund.  Mr. Corapi and Mr. Vaynshtok have co-managed the Fund since March 2009.

Christopher F. Corapi, Portfolio Manager and Director of Fundamental Equity Research, joined ING IM in February 2004. Prior to joining ING IM, Mr. Corapi served as Global Head of Equity Research at Federated Investors since 2002. He served as Head of U.S. Equities and portfolio manager at Credit Suisse Asset Management beginning in 2000 and Head of Emerging Markets Research at JPMorgan Investment Management beginning in 1998.

Pavel Vaynshtok, CFA, Portfolio Manager and Director of Quantitative Research, is responsible for leading quantitative research efforts for all equity portfolios.  In his prior role at ING, he was a senior quantitative analyst leading development of the quantitative equity platform.  He joined ING in 2004.  Prior to joining ING, Mr. Vaynshtok was a portfolio manager and quantitative analyst at JPMorgan Investment Management, where he managed structured equity portfolios and developed modes for stock selection.

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ING Series Fund, Inc.

ING Growth and Income Fund (“Fund”)

Supplement dated March 25, 2009

to the Fund’s Class A, Class B, Class C, and Class I Statement of Additional Information (“SAI”),

dated September 30, 2008

and to the Fund’s Class O SAI, dated February 4, 2009

Effective March 25, 2009, Pavel Vaynshtok was added as Portfolio Manager to the Fund.  The SAIs are revised as follows:

The following information is added to the tables under the section entitled “Portfolio Managers” in the sub-section entitled “Other Accounts Managed” beginning on page 71 of the Fund’s Class A, Class B, Class C, Class I, Class O, Class R, and Class W SAI and beginning on page 59 of the Fund’s Class O SAI and in the sub-section entitled “Ownership of Securities” on page 73 of the Fund’s Class A, Class B, Class C, Class I, Class O, Class R, and Class W SAI and on page 60 of the Fund’s Class O SAI:

Other Accounts Managed

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Pavel Vaynshtok(1)	1	$275,577,678	0	$0	15	$202,235,135

(1)                                                          As of February 28, 2009

Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned
Pavel Vaynshtok(1)	None

(1)                                  As of February 28, 2009

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